Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Schedule of Loan to Related Parties
b.	Loans to related parties (recorded under other receivables) - only 2024
Interest revenue

NT$
Related Party Name

HC	$29,960

Summary of Transactions Between Related Parties
c.	Contribution to related parties

	For the Year Ended December 31
Relationship and Related Party Name	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Related party in substance
ASE Environmental Protection and Sustainability Foundation	$100,000	$100,000	$100,000	$3,188
ASE Cultural and Educational Foundation	25,000	12,500	17,500	558

	$125,000	$112,500	$117,500	$3,746

Summary of Compensation to Key Management Personnel
i.	Compensation to key management personnel

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,390,127	$1,350,476	$1,531,851	$48,832
Post-employment benefits	3,841	3,288	6,520	208
Share-based payments	21,033	229,697	614,268	19,581

	$1,415,001	$1,583,461	$2,152,639	$68,621